Off-Balance Sheet Commitments - Summary of Off-Balance Sheet Commitments Correspond to the Lease of Buildings (Detail) € in Thousands	Dec. 31, 2018 EUR (€)
Disclosure Of Operating Lease [Line Items]
Total lease commitments	€ 8,268
France [member]
Disclosure Of Operating Lease [Line Items]
Total lease commitments	3,443
United States [member]
Disclosure Of Operating Lease [Line Items]
Total lease commitments	4,825
Less than one year [member]
Disclosure Of Operating Lease [Line Items]
Total lease commitments	1,478
Less than one year [member] | France [member]
Disclosure Of Operating Lease [Line Items]
Total lease commitments	671
Less than one year [member] | United States [member]
Disclosure Of Operating Lease [Line Items]
Total lease commitments	806
Later than one year and not later than five years [member]
Disclosure Of Operating Lease [Line Items]
Total lease commitments	5,894
Later than one year and not later than five years [member] | France [member]
Disclosure Of Operating Lease [Line Items]
Total lease commitments	1,876
Later than one year and not later than five years [member] | United States [member]
Disclosure Of Operating Lease [Line Items]
Total lease commitments	4,018
Later than five years [member]
Disclosure Of Operating Lease [Line Items]
Total lease commitments	896
Later than five years [member] | France [member]
Disclosure Of Operating Lease [Line Items]
Total lease commitments	€ 896